Financial risk management - Significant foreign exchange hedging instruments (Details) € in Millions	Dec. 31, 2018 EUR (€) ₨ / € ¥ / € $ / € zł / € ¥ / € £ / €
Risk management
Carrying amount of hedges	€ (40)
Cash flow hedges
Risk management
Carrying amount of hedges	(13)
Notional amount of hedged items	1,451
Cash flow hedges | Short
Risk management
Notional amount	1,451
Cash flow hedges | Foreign exchange forward contracts | GBP
Risk management
Carrying amount of hedges	€ 3
Weighted average hedged rate | £ / €	0.8866
Cash flow hedges | Foreign exchange forward contracts | JPY
Risk management
Carrying amount of hedges	€ (4)
Weighted average hedged rate | ¥ / €	130.0618
Cash flow hedges | Foreign exchange forward contracts | PLN
Risk management
Carrying amount of hedges	€ 1
Weighted average hedged rate | zł / €	4.2966
Cash flow hedges | Foreign exchange forward contracts | USD
Risk management
Carrying amount of hedges	€ (19)
Weighted average hedged rate | $ / €	1.1653
Cash flow hedges | Foreign exchange forward contracts | Short | GBP
Risk management
Notional amount	€ 184
Cash flow hedges | Foreign exchange forward contracts | Short | GBP | Due within 3 months
Risk management
Notional amount	38
Cash flow hedges | Foreign exchange forward contracts | Short | GBP | Due between 3 and 12 months
Risk management
Notional amount	93
Cash flow hedges | Foreign exchange forward contracts | Short | GBP | Beyond one year
Risk management
Notional amount	53
Cash flow hedges | Foreign exchange forward contracts | Short | JPY
Risk management
Notional amount	150
Cash flow hedges | Foreign exchange forward contracts | Short | JPY | Due within 3 months
Risk management
Notional amount	51
Cash flow hedges | Foreign exchange forward contracts | Short | JPY | Due between 3 and 12 months
Risk management
Notional amount	99
Cash flow hedges | Foreign exchange forward contracts | Short | USD
Risk management
Notional amount	655
Cash flow hedges | Foreign exchange forward contracts | Short | USD | Due within 3 months
Risk management
Notional amount	140
Cash flow hedges | Foreign exchange forward contracts | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	515
Cash flow hedges | Foreign exchange forward contracts | Long | PLN
Risk management
Notional amount	149
Cash flow hedges | Foreign exchange forward contracts | Long | PLN | Due within 3 months
Risk management
Notional amount	46
Cash flow hedges | Foreign exchange forward contracts | Long | PLN | Due between 3 and 12 months
Risk management
Notional amount	102
Cash flow hedges | Foreign exchange options | GBP
Risk management
Carrying amount of hedges	€ 7
Weighted average hedged rate | £ / €	0.9064
Cash flow hedges | Foreign exchange options | USD
Risk management
Carrying amount of hedges	€ 2
Weighted average hedged rate | $ / €	1.2029
Cash flow hedges | Foreign exchange options | Short | GBP
Risk management
Notional amount	€ 191
Cash flow hedges | Foreign exchange options | Short | GBP | Due within 3 months
Risk management
Notional amount	48
Cash flow hedges | Foreign exchange options | Short | GBP | Due between 3 and 12 months
Risk management
Notional amount	90
Cash flow hedges | Foreign exchange options | Short | GBP | Beyond one year
Risk management
Notional amount	53
Cash flow hedges | Foreign exchange options | Short | USD
Risk management
Notional amount	297
Cash flow hedges | Foreign exchange options | Short | USD | Due within 3 months
Risk management
Notional amount	87
Cash flow hedges | Foreign exchange options | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	210
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedges	(11)
Notional amount of hedged items	4,129
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	4,129
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | USD
Risk management
Carrying amount of hedges	€ (2)
Weighted average hedged rate | $ / €	1.1414
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | CNY
Risk management
Carrying amount of hedges	€ 4
Weighted average hedged rate | ¥ / €	7.8333
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | INR
Risk management
Carrying amount of hedges	€ (15)
Weighted average hedged rate | ₨ / €	81.5362
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | USD
Risk management
Notional amount	€ 2,246
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | USD | Due within 3 months
Risk management
Notional amount	2,246
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | CNY
Risk management
Notional amount	944
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | CNY | Due within 3 months
Risk management
Notional amount	944
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | INR
Risk management
Notional amount	544
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | INR | Due within 3 months
Risk management
Notional amount	544
Hedges on net investment in foreign subsidiaries | Foreign exchange options | USD
Risk management
Carrying amount of hedges	€ 1
Weighted average hedged rate | $ / €	1.1703
Hedges on net investment in foreign subsidiaries | Foreign exchange options | Short | USD
Risk management
Notional amount	€ 240
Hedges on net investment in foreign subsidiaries | Foreign exchange options | Short | USD | Due within 3 months
Risk management
Notional amount	240
Fair value hedges
Risk management
Carrying amount of hedges	(4)
Notional amount of hedged items	231
Fair value hedges | Short
Risk management
Notional amount	226
Fair value hedges | Foreign exchange forward contracts | USD
Risk management
Carrying amount of hedges	€ (3)
Weighted average hedged rate | $ / €	1.1478
Fair value hedges | Foreign exchange forward contracts | Short | USD
Risk management
Notional amount	€ 314
Fair value hedges | Foreign exchange forward contracts | Short | USD | Due within 3 months
Risk management
Notional amount	378
Fair value hedges | Foreign exchange forward contracts | Long | USD | Due between 3 and 12 months
Risk management
Notional amount	€ 64